Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

Related Parties

Name of related parties	Relationship with the Company
Qingfeng Wu (Mr. Wu)	Founder, chief executive officer, director, and principal shareholder
Qiuhua Li (Mr. Li)	Founder, executive chairman of the board of directors, director, and principal shareholder
Shenzhen Bgin Tech Co., Ltd. (“SZ Bgin”)	Entity controlled jointly controlled by Shao Qi (Mr. Shao) and Mr. Li
Igvault HK limited (“IGV HK”)	Entity controlled by Mr. Li’s spouse
Icing Trading Limited	Entity controlled by Mr. Wu
CoinPal Limited	Entity controlled by Mr. Li, who acquired the entity in April 2025.

Schedule of Due From Related Party Balances

The Company’s due from related party balances as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Qiuhua Li	—	33,098
Qingfeng Wu	—	68,238
CoinPal Limited	949,914	*
Total	949,914	101,336

*	CoinPal became a related party only after Mr. Li acquired 100% of its equity in April 2025; therefore, the 2024 balance is not presented.

Schedule of Due to Related Party Balances	The Company’s due to related party balances as of December 31, 2025 and 2024 are as follows:
	December 31, 2025	December 31, 2024
	US$	US$
Icing Trading Limited	23,781	10,363
Total	23,781	10,363